Earnings per Share	12 Months Ended
Dec. 31, 2022
Net Earnings per Class A common share
Earnings per Share

18. Earnings per Share

Under the two-class method, net income, if any, is first reduced by the amount of dividends declared in respect of common shares for the current period, if any, and the remaining earnings are allocated to common shares and participating securities to the extent that each security can share the earnings assuming all earnings for the period are distributed.

Earnings are only allocated to participating securities in a period of net income if, based on the contractual terms, the relevant common shareholders have an obligation to participate in such earnings. As a result, earnings are only be allocated to the Class A common shareholders.

At December 31, 2022 and 2021, there were 1,316,711 and 1,549,825, respectively, shares of incentive share grants unvested as part of senior management’s and non-executive directors incentive awards approved on September 29, 2021.

18. Earnings per Share (continued)

	December 31, 2022	December 31, 2021	December 31, 2020
Numerator:
Net income attributable to common shareholders	$283,389	$163,232	$37,568
Undistributed income attributable to Series C participating preferred shares	—	—	(15,883)
Net income available to common shareholders, basic and diluted	$283,389	$163,232	$21,685

Net income available to:
Class A, basic and diluted	$283,389	$163,232	$21,685

Denominator:
Class A Common shares
Basic weighted average number of common shares outstanding	36,603,134	35,125,003	17,687,137
Plus weighted average number of RSUs with service conditions	601,211	383,012	65,388
Common share and common share equivalents, dilutive	37,204,345	35,508,015	17,752,525

Basic earnings per share:
Class A	7.74	4.65	1.23

Diluted earnings per share:
Class A	7.62	4.60	1.22

Series C Preferred Shares-basic and diluted earnings per share:
Undistributed income attributable to Series C participating preferred shares	$—	$—	$15,883
Basic weighted average number of Series C Preferred shares outstanding, as converted	—	—	12,955,187
Plus weighted average number of RSUs with service conditions	—	—	47,895
Dilutive weighted average number of Series C Preferred shares outstanding, as converted	—	—	13,003,082
Basic earnings per share	—	—	1.23
Diluted earnings per share	—	—	1.22